Accounts Payable - Summary of Accounts Payable (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2017	Dec. 31, 2016
Subclassifications Of Assets Liabilities And Equities [Abstract]
Suppliers and contractors (Note 28)	₱ 54,196	₱ 46,820
Carriers and other customers (Note 28)	2,083	2,422
Taxes (Note 27)	1,952	1,972
Related parties (Notes 25 and 28)	451	290
Others	1,763	1,446
Accounts payable	₱ 60,445	₱ 52,950